UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Saba Capital Management, LP
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Address:   405 Lexington Avenue
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           58th Floor
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           New York, New York 10174
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Form 13F File Number:      028-14282
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert K. Simonds
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Title:     General Counsel & Chief Compliance Officer
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Phone:     212-543-3610
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Signature, Place, and Date of Signing:

 /s/ Robert K. Simonds           New York, New York                 5/15/2012
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:        $206,309

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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
A123 SYS INC                 NOTE 3.750% 4/1  03739TAA6    1,213  3,770,000 PRN      SOLE                 3,770,000      0    0
A123 SYS INC                 COM              03739T108      804    718,300 SH       SOLE                   718,300      0    0
ALCOA INC                    NOTE 5.250% 3/1  013817AT8    3,344  2,000,000 PRN      SOLE                 2,000,000      0    0
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0  018581AD0   32,037 19,750,000 PRN      SOLE                19,750,000      0    0
ALPHA NATURAL RESOURCES INC  COM              02076X102    3,297    216,793 SH       SOLE                   216,793      0    0
BEAZER HOMES USA INC         COM              07556Q105    3,438  1,057,844 SH       SOLE                 1,057,844      0    0
BELO CORP                    COM SER A        080555105    2,357    328,714 SH       SOLE                   328,714      0    0
BOSTON SCIENTIFIC CORP       COM              101137107    9,247  1,546,256 SH       SOLE                 1,546,256      0    0
BOYD GAMING CORP             COM              103304101    6,393    815,446 SH       SOLE                   815,446      0    0
C&J ENERGY SVCS INC          COM              12467B304    8,349    469,308 SH       SOLE                   469,308      0    0
CEMEX SAB DE CV              SPON ADR NEW     151290889      505     65,038 SH       SOLE                    65,038      0    0
CEMEX SAB DE CV              SPON ADR NEW     151290889    1,721    221,832 SH  PUT  SOLE                   221,832      0    0
CHINA HYDROELECTRIC CORPORAT *W EXP 01/25/201 G2112E145        4    121,900 SH       SOLE                   121,900      0    0
COMMUNITY HEALTH SYS INC NEW COM              203668108   10,312    463,679 SH       SOLE                   463,679      0    0
COMPUTER SCIENCES CORP       COM              205363104    4,024    134,400 SH  CALL SOLE                   134,400      0    0
CORNING INC                  COM              219350105   11,838    840,744 SH       SOLE                   840,744      0    0
COTT CORP QUE                COM              22163N106    4,160    631,310 SH       SOLE                   631,310      0    0
CROSSTEX ENERGY INC          COM              22765Y104    2,535    179,269 SH       SOLE                   179,269      0    0
DYNEGY INC DEL               COM              26817G300    1,900  3,392,547 SH       SOLE                 3,392,547      0    0
FELCOR LODGING TR INC        COM              31430F101    1,842    511,672 SH       SOLE                   511,672      0    0
FERRO CORP                   COM              315405100    3,826    644,093 SH       SOLE                   644,093      0    0
GENERAL MTRS CO              COM              37045V100   16,327    636,543 SH       SOLE                   636,543      0    0
HASBRO INC                   COM              418056107    6,307    171,759 SH       SOLE                   171,759      0    0
JAKKS PAC INC                COM              47012E106    4,728    270,933 SH       SOLE                   270,933      0    0
LEVEL 3 COMMUNICATIONS INC   COM NEW          52729N308    3,991    155,112 SH       SOLE                   155,112      0    0
LINCARE HLDGS INC            NOTE 2.750%11/0  532791AF7    5,215  4,700,000 PRN      SOLE                 4,700,000      0    0
MCCLATCHY CO                 CL A             579489105    2,896  1,002,137 SH       SOLE                 1,002,137      0    0
MERITOR INC                  COM              59001K100    3,925    486,364 SH       SOLE                   486,364      0    0
MORGAN STANLEY               COM NEW          617446448    3,339    170,000 SH  PUT  SOLE                   170,000      0    0
OFFICE DEPOT INC             COM              676220106    3,332    965,924 SH       SOLE                   965,924      0    0
PIONEER NAT RES CO           NOTE 2.875% 1/1  723787AH0    7,883  4,097,000 PRN      SOLE                 4,097,000      0    0
POLYPORE INTL INC            COM              73179V103    1,958     55,681 SH       SOLE                    55,681      0    0
RITE AID CORP                COM              767754104    7,137  4,101,871 SH       SOLE                 4,101,871      0    0
SAKS INC                     COM              79377W108    1,078     92,880 SH       SOLE                    92,880      0    0
SPANSION INC                 COM CL A NEW     84649R200    1,338    109,823 SH       SOLE                   109,823      0    0
SYNOVUS FINL CORP            COM              87161C105    2,241  1,093,250 SH       SOLE                 1,093,250      0    0
TYSON FOODS INC              CL A             902494103    3,087    161,200 SH       SOLE                   161,200      0    0
WALGREEN CO                  COM              931422109    9,377    280,000 SH  CALL SOLE                   280,000      0    0
WALTER ENERGY INC            COM              93317Q105    3,754     63,406 SH       SOLE                    63,406      0    0
WENDYS CO                    COM              95058W100    5,249  1,047,610 SH       SOLE                 1,047,610      0    0
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